SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 11:-	SUBSEQUENT EVENTS

1.	During January 2015, a wholly-owned subsidiary was established in the state of Delaware named BioBlast Pharma Inc.

2.
On February 2, 2015, the Company appointed a new President and Chief Executive Officer and a member of its board of directors. As part of the agreement the new CEO was granted 498,067 options to purchase Ordinary shares with exercise price of $ 8.47 per share.

3.	On February 16, 2015, the Company's board of directors resolved to issue 24,000 options to employees with an exercise price of $7.17 per share.